Income Taxes (Tables)	12 Months Ended
Sep. 26, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income from Continuing Operations before Income Taxes	The U.S. and non-U.S. components of income from continuing operations before income taxes were as follows:

	2014	2013	2012
U.S.	$(334.7)	$70.0	$174.6
Non-U.S.	(28.7)	56.4	61.5
Total	$(363.4)	$126.4	$236.1

Schedule of Significant Components of Income Taxes Related to Continuing Operations
Significant components of income taxes related to continuing operations are as follows:

	2014	2013	2012
Current:
U.S.:
Federal	$49.8	$45.7	$61.1
State	1.5	9.2	7.2
Non-U.S.	11.4	22.7	17.5
Current income tax provision	62.7	77.6	85.8
Deferred:
U.S.:
Federal	(68.3)	(11.7)	5.3
State	(17.0)	(1.2)	2.4
Non-U.S.	(22.2)	3.9	1.3
Deferred income tax (benefit) provision	(107.5)	(9.0)	9.0
	$(44.8)	$68.6	$94.8

Schedule of Reconciliation of Income Taxes at Statutory Rate and Tax Provision
The reconciliation between U.S. federal income taxes at the statutory rate and the Company's provision for income taxes on continuing operations is as follows:

	2014	2013	2012
Notional U.S. federal income taxes at the statutory rate	$(127.2)	$44.3	$82.6
Adjustments to reconcile to income tax provision:
U.S. state income tax provision, net (1)	(7.9)	4.8	7.1
Rate difference between non-U.S. and U.S. jurisdictions (2) (3)	(5.8)	(2.2)	(3.5)
Domestic manufacturing deduction	(4.8)	(2.5)	(3.0)
Valuation allowances, nonrecurring	(2.4)	3.4	—
Adjustments to accrued income tax liabilities and uncertain tax positions (3)	(0.5)	8.6	1.2
Interest and penalties on accrued income tax liabilities and uncertain tax positions (3)	(8.0)	4.7	1.1
Investment in partnership	20.0	—	—
Credits, principally research (4)	(0.7)	(6.2)	(0.8)
Impairments, nondeductible	76.9	—	—
Permanently nondeductible and nontaxable items (5)	15.0	12.0	8.1
Other	0.6	1.7	2.0
Provision for income taxes	$(44.8)	$68.6	$94.8

(1)	Fiscal 2014 includes approximately $4.4 million of tax benefit associated with the favorable impact of the Questcor acquisition on the Company's measurement of its net deferred tax liabilities.

(2)	Excludes non-deductible charges and other items which are broken out separately in the statutory rate reconciliation presented. Also includes the impact of certain valuation allowances.

(3)	Fiscal years 2013 and 2012 include impact of items relating to entities retained by Covidien in connection with the Separation.

(4)
Due to the December 31, 2011 tax law expiration, fiscal 2012 includes U.S. Research Credits for only the three months ended December 31, 2011. During fiscal 2013, the legislation was extended, with a retroactive effective date of January 1, 2012. As such, fiscal 2013 includes approximately $2.3 million of credit related to the period January 1, 2012 through September 28, 2012. Due to the December 31, 2013 tax law expiration, fiscal 2014 includes $0.7 million for the period September 28, 2013 through December 31, 2013.

(5)	Includes the impact of nondeductible transaction and separation costs.

Schedule of Unrecognized Tax Benefit Activity
The following table summarizes the activity related to the Company's unrecognized tax benefits, excluding interest:

	2014	2013	2012
Balance at beginning of fiscal year	$100.1	$165.5	$168.4
Unrecognized tax benefits retained by Covidien	—	(153.7)	—
Unrecognized tax benefits transferred from Covidien	—	84.2	—
Additions related to current year tax positions	3.2	3.5	1.3
Additions related to prior period tax positions	30.6	6.6	1.6
Reductions related to prior period tax positions	(33.0)	(4.3)	(1.9)
Settlements	(6.9)	(1.6)	(1.7)
Lapse of statute of limitations	(12.0)	(0.1)	(2.2)
Balance at end of fiscal year	82.0	100.1	165.5
Cash advance paid in connection with proposed settlements	—	—	(23.5)
Balance at end of fiscal year, net of cash advance	$82.0	$100.1	$142.0

Schedule of Unrecongized Tax Benefits Balance Sheet Location
Unrecognized tax benefits, excluding interest, are reported in the following consolidated and combined balance sheet captions in the amount shown:

	September 26, 2014	September 27, 2013
Accrued and other current liabilities	$6.5	$23.4
Other income tax liabilities	70.7	76.7
Deferred income taxes (non-current liability)	4.8	—
	$82.0	$100.1

Schedule of Income Taxes Payable
Income taxes payable, including uncertain tax positions and related interest accruals, is reported in the following consolidated and combined balance sheet captions in the amounts shown.

	September 26, 2014	September 27, 2013
Accrued and other current liabilities	$17.7	$28.2
Other income tax liabilities	122.6	153.1
	$140.3	$181.3

Schedule of Income Tax Receivables and Other Assets
Other assets includes $14.8 million of tax payments associated with non-current deferred intercompany transactions. Prepaid expenses and other current assets includes a receivable of $60.0 million associated with the Questcor acquisition and tax payments of $3.6 million associated with current deferred intercompany transactions.

	September 26, 2014	September 27, 2013
Other assets	14.8	—
Prepaid expenses and other current assets	76.6	5.4
	$91.4	$5.4

Schedule of Tax Years Subject to Examination
As of September 26, 2014, tax years that remain subject to examination in the Company's major tax jurisdictions are as follows:

Jurisdiction	Earliest Open Year
U.S. - federal and state	1996
Ireland	2009
Netherlands	2013
Switzerland	2012

Schedule of Deferred Taxes Activity
The components of the net deferred tax (liability) asset at the end of each fiscal year were as follows:

	September 26, 2014	September 27, 2013
Deferred tax assets:
Accrued liabilities and reserves	$79.1	$35.5
Inventories	22.1	30.5
Tax loss and credit carryforwards	102.0	53.6
Environmental liabilities	29.5	27.3
Rebate reserves	41.1	43.4
Expired product	38.9	18.4
Postretirement benefits	36.3	31.2
Federal and state benefit of uncertain tax positions and interest	29.6	47.1
Deferred intercompany interest	—	19.2
Share-based compensation	28.0	12.3
Other	31.5	25.6
	438.1	344.1
Deferred tax liabilities:
Property, plant and equipment	(110.0)	(160.5)
Intangible assets	(2,176.5)	(113.1)
Installment sale	(93.5)	—
Investment in partnership	(191.3)	(173.6)
	(2,571.3)	(447.2)
Net deferred tax (liability) asset before valuation allowances	(2,133.2)	(103.1)
Valuation allowances	(77.5)	(30.0)
Net deferred tax (liability) asset	$(2,210.7)	$(133.1)

Schedule of Deferred Taxes Balance Sheet Location
Deferred taxes are reported in the following consolidated and combined balance sheet captions in the amounts shown:

	September 26, 2014	September 27, 2013
Deferred income taxes (current asset)	$165.2	$171.1
Other non-current assets	24.1	7.5
Accrued and other current liabilities	(1.4)	(1.6)
Deferred income taxes (non-current liability)	(2,398.6)	(310.1)
Net deferred tax (liability) asset	$(2,210.7)	$(133.1)